Summary of Accounting Policies	6 Months Ended
Jun. 30, 2024
Disclosure of initial application of standards or interpretations [abstract]
Summary of Accounting Policies	Summary of Accounting Policies
The accounting policies and method of computation used in the preparation of the interim condensed consolidated financial statements are consistent with those used in the preparation of the audited consolidated financial statements for the preceding fiscal years included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2023.
New and amended standards and interpretations adopted by the Group

Effective for annual periods beginning on or after
Amendments to IAS 1*	Classification of liabilities as current or non-current	January 1, 2024
Amendments to IAS 1*	Non-current liabilities with covenants	January 1, 2024
Amendments to IFRS 16*	Lease liability in a sale and leaseback transaction.	January 1, 2024
Amendments to IAS 7 and IFRS 7*	Disclosures on supplier finance arrangements and their effects in the financial statements.	January 1, 2024
*There was no significant impact to the consolidated financial statements from adoption.
New and amended standards and interpretations not yet adopted by the Group

Effective for annual periods beginning on or after
Amendments to IAS 21*	Lack of exchangeability	January 1, 2025
Amendments to IAS 28 and IFRS 10*	Sale or contribution of assets between an investor and its associate or joint venture.	To be determined
Amendments to IFRS 9 and IFRS 7*	Amendments to the classification and measurement of financial instruments	January 1, 2026
Annual Improvements to IFRS Accounting Standards - Volume 11*	Annual improvements to IFRS	January 1, 2026
IFRS 18*	Presentation and disclosures in financial statements	January 1, 2027
IFRS 19*	Subsidiaries without public accountability: disclosures	January 1, 2027
*The Company is in the process of evaluating the impact of the change on the consolidated financial statements.